Shareholder's Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity Details Narrative [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, outstanding shares	5,907,255	5,907,255
Outstanding purchase of warrants (in shares)	640,000
Average exercise price (in dollars per share)	$ 14.0
Warrant expiration date range start	Dec. 02, 2014
Warrant expiration date range end	Apr. 30, 2015
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001